Schedule of investments
Delaware Investments Dividend and Income Fund, Inc.
August 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 6.47%
Basic Industry — 0.13%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	81,000	$ 106,618
		106,618
Communications — 1.08%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	151,000	164,104
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	138,000	144,293
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	141,000	157,303
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	171,000	181,585
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	76,000	77,619
Liberty Media 2.25% exercise price $32.74, maturity date 9/30/46	383,000	173,537
		898,441
Consumer Cyclical — 0.25%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	98,000	92,112
Ford Motor 144A 0.00% exercise price $17.49, maturity date 3/15/26 #, ^	108,000	112,600
		204,712
Consumer Non-Cyclical — 1.52%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	131,000	137,144
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	176,000	181,720
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	96,000	104,233
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	150,000	152,513
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	46,000	$ 66,447
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	177,000	205,532
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	101,000	94,298
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	63,000	72,691
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	46,000	60,899
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	214,000	192,878
		1,268,355
Electric — 0.27%
NextEra Energy Partners 144A 0.357% exercise price $76.10, maturity date 11/15/25 #, ^	49,000	54,395
NRG Energy 2.75% exercise price $45.21, maturity date 6/1/48	138,000	168,843
		223,238
Energy — 0.80%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	319,000	269,901
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	155,000	159,961
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	238,000	239,291
		669,153
Financials — 0.35%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	107,000	154,583
NQ-DDF [8/21] 10/21 (1868528)    1

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Financials (continued)
Repay Holdings 144A 0.343% exercise price $33.60, maturity date 2/1/26 #, ^	137,000	$ 132,745
		287,328
Industrials — 0.32%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	83,000	266,198
		266,198
REITs — 0.30%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	141,000	147,077
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	103,000	106,233
		253,310
Technology — 1.09%
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	69,000	77,472
Microchip Technology 1.625% exercise price $93.85, maturity date 2/15/27	75,000	175,545
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	83,000	180,888
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	80,000	139,964
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	158,000	157,210
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	109,000	105,501
Vishay Intertechnology 2.25% exercise price $31.34, maturity date 6/15/25	64,000	67,603
		904,183
Transportation — 0.36%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	152,000	194,950
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Transportation (continued)
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	114,000	$ 105,804
		300,754
Total Convertible Bonds (cost $4,869,297)		5,382,290

Corporate Bonds — 35.67%
Automotive — 1.68%
Allison Transmission 144A 5.875% 6/1/29 #	330,000	363,429
Ford Motor 9.00% 4/22/25	140,000	171,213
Ford Motor Credit
3.375% 11/13/25	310,000	321,238
4.542% 8/1/26	305,000	331,687

Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	200,000	205,940
		1,393,507
Banking — 0.95%
Morgan Stanley 5.875% 9/15/26 μ, ψ	425,000	488,683
Popular 6.125% 9/14/23	280,000	302,050
		790,733
Basic Industry — 3.64%
Allegheny Technologies 5.875% 12/1/27	87,000	91,350
Artera Services 144A 9.033% 12/4/25 #	290,000	317,187
Avient 144A 5.75% 5/15/25 #	88,000	92,994
Chemours 144A 5.75% 11/15/28 #	155,000	164,494
First Quantum Minerals
144A 7.25% 4/1/23 #	200,000	204,125
144A 7.50% 4/1/25 #	200,000	207,500

Freeport-McMoRan 5.45% 3/15/43	185,000	236,794
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	202,750
Koppers 144A 6.00% 2/15/25 #	215,000	220,644
New Gold 144A 7.50% 7/15/27 #	150,000	157,690
NOVA Chemicals
144A 4.25% 5/15/29 #	160,000	161,000
144A 5.00% 5/1/25 #	130,000	138,288
Olin
5.00% 2/1/30	175,000	188,041
5.125% 9/15/27	195,000	202,800

Standard Industries 144A 4.75% 1/15/28 #	145,000	150,731

2    NQ-DDF [8/21] 10/21 (1868528)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Steel Dynamics 5.00% 12/15/26	280,000	$ 290,579
		3,026,967
Capital Goods — 1.55%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	300,000	310,875
Intertape Polymer Group 144A 4.375% 6/15/29 #	170,000	173,679
Madison IAQ 144A 5.875% 6/30/29 #	160,000	164,000
Terex 144A 5.00% 5/15/29 #	180,000	189,457
TK Elevator US Newco 144A 5.25% 7/15/27 #	300,000	317,346
TransDigm 144A 6.25% 3/15/26 #	125,000	131,406
		1,286,763
Communications — 2.95%
Altice France 144A 7.375% 5/1/26 #	218,000	226,550
Altice France Holding 144A 6.00% 2/15/28 #	305,000	302,751
Connect Finco 144A 6.75% 10/1/26 #	200,000	207,750
Consolidated Communications
144A 5.00% 10/1/28 #	70,000	71,985
144A 6.50% 10/1/28 #	70,000	76,650

Frontier Communications Holdings 144A 5.875% 10/15/27 #	145,000	155,183
Level 3 Financing 144A 4.25% 7/1/28 #	200,000	202,642
Sprint
7.125% 6/15/24	190,000	218,737
7.875% 9/15/23	103,000	116,823
T-Mobile USA
2.625% 4/15/26	85,000	87,444
3.375% 4/15/29	85,000	89,914
3.50% 4/15/31	50,000	53,300
Zayo Group Holdings
144A 4.00% 3/1/27 #	350,000	346,491
144A 6.125% 3/1/28 #	295,000	300,531
		2,456,751
Consumer Cyclical — 4.56%
Bath & Body Works
6.875% 11/1/35	160,000	205,600
6.95% 3/1/33	104,000	125,719

Bloomin' Brands 144A 5.125% 4/15/29 #	150,000	156,357
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Boyd Gaming 4.75% 12/1/27	289,000	$ 298,393
Caesars Entertainment 144A 6.25% 7/1/25 #	295,000	312,169
Carnival
144A 5.75% 3/1/27 #	300,000	307,099
144A 7.625% 3/1/26 #	215,000	228,868

H&E Equipment Services 144A 3.875% 12/15/28 #	90,000	90,491
Hilton Domestic Operating 144A 4.00% 5/1/31 #	475,000	490,506
Levi Strauss & Co. 144A 3.50% 3/1/31 #	143,000	147,488
MGM Resorts International 4.75% 10/15/28	60,000	63,081
PetSmart 144A 7.75% 2/15/29 #	250,000	275,000
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	305,000	307,640
Scientific Games International 144A 8.25% 3/15/26 #	137,000	145,888
Six Flags Entertainment 144A 4.875% 7/31/24 #	90,000	91,086
White Cap Buyer 144A 6.875% 10/15/28 #	150,000	159,750
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	379,000	392,657
		3,797,792
Consumer Non-Cyclical — 1.08%
Energizer Holdings 144A 4.375% 3/31/29 #	150,000	150,618
JBS USA LUX
144A 6.50% 4/15/29 #	160,000	181,400
144A 6.75% 2/15/28 #	20,000	21,950

Kraft Heinz Foods 5.20% 7/15/45	140,000	180,011
Post Holdings
144A 5.625% 1/15/28 #	180,000	189,675
144A 5.75% 3/1/27 #	170,000	178,152
		901,806
Energy — 4.99%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	170,000	163,195
144A 7.00% 11/1/26 #	80,000	81,600
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	46,551
5.875% 3/31/25	80,000	90,924
CNX Resources
144A 6.00% 1/15/29 #	155,000	161,655
144A 7.25% 3/14/27 #	70,000	74,288

NQ-DDF [8/21] 10/21 (1868528)    3

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	$ 192,046
DCP Midstream Operating 5.125% 5/15/29	220,000	244,498
Energy Transfer 5.50% 6/1/27	115,000	135,845
EQM Midstream Partners
144A 4.75% 1/15/31 #	90,000	91,687
144A 6.50% 7/1/27 #	155,000	173,027
Genesis Energy
7.75% 2/1/28	210,000	206,136
8.00% 1/15/27	160,000	159,085

Murphy Oil 6.375% 7/15/28	265,000	279,244
Murphy Oil USA 144A 3.75% 2/15/31 #	145,000	146,491
NuStar Logistics 5.625% 4/28/27	160,000	170,397
Occidental Petroleum
3.00% 2/15/27	85,000	85,348
3.50% 8/15/29	170,000	176,423
6.125% 1/1/31	140,000	169,483
6.45% 9/15/36	70,000	87,621
6.625% 9/1/30	135,000	168,601

PDC Energy 5.75% 5/15/26	175,000	181,930
Southwestern Energy 7.75% 10/1/27	145,000	157,325
Targa Resources Partners 5.375% 2/1/27	300,000	311,250
TechnipFMC 144A 6.50% 2/1/26 #	295,000	313,490
Western Midstream Operating 4.75% 8/15/28	75,000	82,624
		4,150,764
Financials — 1.36%
Ally Financial
4.70% 5/15/26 μ, ψ	155,000	163,622
5.75% 11/20/25	435,000	498,655

Hightower Holding 144A 6.75% 4/15/29 #	100,000	102,875
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	209,542
MSCI 144A 3.625% 11/1/31 #	145,000	154,150
		1,128,844
Healthcare — 3.54%
Bausch Health 144A 6.25% 2/15/29 #	340,000	337,899
Centene
3.375% 2/15/30	245,000	256,331
4.625% 12/15/29	165,000	181,193

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	204,753
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Community Health Systems
144A 4.75% 2/15/31 #	90,000	$ 91,924
144A 6.625% 2/15/25 #	140,000	147,333

DaVita 144A 4.625% 6/1/30 #	135,000	141,265
Encompass Health 5.75% 9/15/25	120,000	123,063
HCA
5.375% 2/1/25	405,000	456,895
5.875% 2/15/26	165,000	191,573
7.58% 9/15/25	80,000	97,234

Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	72,000	77,310
Service Corp International 4.00% 5/15/31	285,000	295,649
Tenet Healthcare
144A 4.25% 6/1/29 #	160,000	163,687
144A 6.125% 10/1/28 #	170,000	179,775
		2,945,884
Insurance — 0.75%
HUB International 144A 7.00% 5/1/26 #	315,000	326,293
USI 144A 6.875% 5/1/25 #	295,000	301,357
		627,650
Media — 3.59%
AMC Networks 4.25% 2/15/29	370,000	367,687
CCO Holdings
144A 4.50% 8/15/30 #	175,000	183,081
4.50% 5/1/32	40,000	41,853
144A 5.125% 5/1/27 #	120,000	125,603
144A 5.375% 6/1/29 #	130,000	142,188

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	95,000	98,444
CSC Holdings
144A 3.375% 2/15/31 #	250,000	238,145
144A 5.00% 11/15/31 #	200,000	199,274
Gray Television
144A 4.75% 10/15/30 #	290,000	287,006
144A 7.00% 5/15/27 #	55,000	59,059

Netflix 5.875% 11/15/28	315,000	391,005
Nielsen Finance
144A 4.50% 7/15/29 #	40,000	39,693
144A 4.75% 7/15/31 #	135,000	133,561

Sinclair Television Group 144A 5.125% 2/15/27 #	195,000	189,700
Sirius XM Radio 144A 4.00% 7/15/28 #	325,000	332,426
Terrier Media Buyer 144A 8.875% 12/15/27 #	145,000	154,606
		2,983,331

4    NQ-DDF [8/21] 10/21 (1868528)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 0.33%
GLP Capital 5.375% 4/15/26	110,000	$ 126,255
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	45,000	47,762
5.75% 2/1/27	85,000	97,977
		271,994
Services — 2.35%
Aramark Services 144A 5.00% 2/1/28 #	345,000	359,168
Covanta Holding 5.875% 7/1/25	210,000	217,613
GFL Environmental 144A 3.75% 8/1/25 #	59,000	60,844
Iron Mountain 144A 4.50% 2/15/31 #	305,000	314,055
Legends Hospitality Holding 144A 5.00% 2/1/26 #	90,000	92,813
Prime Security Services Borrower 144A 5.75% 4/15/26 #	220,000	238,279
Rent-A-Center 144A 6.375% 2/15/29 #	150,000	161,813
Sotheby's 144A 5.875% 6/1/29 #	200,000	206,590
United Rentals North America 3.875% 2/15/31	149,000	154,482
Univar Solutions USA 144A 5.125% 12/1/27 #	140,000	146,475
		1,952,132
Technology & Electronics — 0.84%
Go Daddy Operating 144A 3.50% 3/1/29 #	160,000	158,221
RP Crown Parent 144A 7.375% 10/15/24 #	20,000	20,369
SS&C Technologies 144A 5.50% 9/30/27 #	490,000	519,498
		698,088
Transportation — 0.74%
Delta Air Lines 7.375% 1/15/26	206,000	242,659
Mileage Plus Holdings 144A 6.50% 6/20/27 #	150,000	163,140
United Airlines
144A 4.375% 4/15/26 #	55,000	57,166
144A 4.625% 4/15/29 #	70,000	72,714

VistaJet Malta Finance 144A 10.50% 6/1/24 #	75,000	81,473
		617,152
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 0.77%
Calpine
144A 5.00% 2/1/31 #	285,000	$ 290,367
144A 5.25% 6/1/26 #	98,000	101,185

PG&E 5.25% 7/1/30	90,000	88,771
Vistra Operations 144A 4.375% 5/1/29 #	160,000	162,600
		642,923
Total Corporate Bonds (cost $28,541,772)		29,673,081
	Number of shares
Common Stocks — 85.80%
Communication Services — 6.99%
Century Communications =, †	500,000	0
Comcast Class A	33,648	2,041,760
Verizon Communications	35,400	1,947,000
Walt Disney †	10,079	1,827,323
		5,816,083
Consumer Discretionary — 6.96%
Dollar General	9,475	2,112,072
Dollar Tree †	18,100	1,638,774
Lowe's	10,000	2,038,900
		5,789,746
Consumer Staples — 4.74%
Archer-Daniels-Midland	33,100	1,986,000
Conagra Brands	59,163	1,959,479
		3,945,479
Energy — 2.29%
ConocoPhillips	34,379	1,909,066
		1,909,066
Financials — 12.49%
American International Group	37,800	2,062,368
Discover Financial Services	16,300	2,089,986
MetLife	34,064	2,111,968
Truist Financial	35,700	2,037,042
US Bancorp	36,400	2,088,996
		10,390,360
Healthcare — 13.77%
Cardinal Health	33,100	1,737,419
Cigna	8,708	1,843,048
CVS Health	23,500	2,030,165
Johnson & Johnson	11,100	1,921,743
Merck & Co.	25,800	1,968,282
Viatris	133,757	1,956,865
		11,457,522

NQ-DDF [8/21] 10/21 (1868528)    5

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 9.79%
Dover	11,295	$ 1,969,396
Honeywell International	9,124	2,115,947
Northrop Grumman	5,800	2,132,660
Raytheon Technologies	22,714	1,925,239
		8,143,242
Information Technology — 14.54%
Broadcom	4,200	2,088,282
Cisco Systems	35,400	2,089,308
Cognizant Technology Solutions Class A	25,682	1,959,793
Fidelity National Information Services	13,639	1,742,655
Motorola Solutions	8,700	2,124,714
Oracle	23,500	2,094,555
		12,099,307
Materials — 2.30%
DuPont de Nemours	25,832	1,912,085
		1,912,085
REIT Diversified — 0.34%
DigitalBridge Group †	5,350	36,915
Duke Realty	2,650	139,152
Lamar Advertising Class A	240	27,319
Lexington Realty Trust	5,070	68,597
Outfront Media †	570	14,113
		286,096
REIT Healthcare — 1.03%
Alexandria Real Estate Equities	840	173,351
CareTrust REIT	2,570	56,514
Healthcare Trust of America Class A	2,740	83,104
Healthpeak Properties	2,300	82,800
Medical Properties Trust	5,000	102,400
National Health Investors	470	28,115
Omega Healthcare Investors	540	18,106
Ventas	2,110	118,034
Welltower	2,180	190,816
		853,240
REIT Hotel — 0.39%
Apple Hospitality REIT	990	14,632
Chatham Lodging Trust †	2,820	33,840
Gaming and Leisure Properties	1,140	56,202
Host Hotels & Resorts †	2,890	47,858
Park Hotels & Resorts †	630	12,058
Pebblebrook Hotel Trust	690	15,201
Ryman Hospitality Properties †	270	22,429
VICI Properties	3,860	119,313
		321,533
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial — 0.80%
Americold Realty Trust	1,440	$ 52,906
Prologis	4,220	568,265
Terreno Realty	610	40,754
		661,925
REIT Information Technology — 0.82%
Digital Realty Trust	1,300	213,083
Equinix	510	430,160
QTS Realty Trust Class A	550	42,889
		686,132
REIT Mall — 0.24%
Simon Property Group	1,470	197,642
		197,642
REIT Manufactured Housing — 0.30%
Equity LifeStyle Properties	1,300	110,591
Sun Communities	700	141,043
		251,634
REIT Multifamily — 3.49%
American Campus Communities	240	12,204
American Homes 4 Rent Class A	1,430	59,974
AvalonBay Communities	630	144,635
Camden Property Trust	520	78,021
Equity Residential	25,427	2,137,648
Essex Property Trust	500	165,370
Invitation Homes	3,880	159,778
Mid-America Apartment Communities	310	59,635
UDR	1,650	89,133
		2,906,398
REIT Office — 0.43%
Boston Properties	1,090	123,159
Cousins Properties	1,700	65,552
Douglas Emmett	870	28,719
Highwoods Properties	1,560	71,276
Kilroy Realty	170	11,161
SL Green Realty	200	14,016
VEREIT	510	25,770
Vornado Realty Trust	480	20,102
		359,755
REIT Self-Storage — 0.78%
CubeSmart	720	38,520
Extra Space Storage	900	168,219
Iron Mountain	700	33,425
Life Storage	710	88,352
National Storage Affiliates Trust	730	41,793
Public Storage	850	275,068
		645,377

6    NQ-DDF [8/21] 10/21 (1868528)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center — 0.58%
Agree Realty	500	$ 37,275
Brixmor Property Group	3,540	83,013
Federal Realty Investment Trust	340	41,402
Kimco Realty	2,956	64,411
Kite Realty Group Trust	1,440	29,174
Regency Centers	980	67,248
Retail Opportunity Investments	2,840	51,347
SITE Centers	3,820	61,540
Urban Edge Properties	2,690	50,949
		486,359
REIT Single Tenant — 0.47%
Four Corners Property Trust	1,240	35,476
National Retail Properties	1,270	60,465
Realty Income	2,330	168,273
Spirit Realty Capital	990	51,252
STORE Capital	2,040	73,583
		389,049
REIT Specialty — 0.06%
WP Carey	610	47,653
		47,653
Utilities — 2.20%
Edison International	31,600	1,827,744
		1,827,744
Total Common Stocks (cost $54,190,481)		71,383,427

Convertible Preferred Stock — 1.78%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	85	166,330
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	1,098	55,449
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	1,728	103,870
Bank of America 7.25% exercise price $50.00 **	65	95,420
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	4,848	243,612
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	2,890	149,875
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	3,600	220,104
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	194	$ 202,982
QTS Realty Trust 6.50% exercise price $46.65 **	520	89,971
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,500	156,681
Total Convertible Preferred Stock (cost $1,199,525)		1,484,294

Exchange-Traded Funds — 0.02%
iShares Core US REIT ETF	90	5,603
Vanguard Real Estate ETF	60	6,515
Total Exchange-Traded Funds (cost $10,461)		12,118

Short-Term Investments — 4.88%
Money Market Mutual Funds — 4.88%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,016,282	1,016,282
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,016,282	1,016,282
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,016,282	1,016,282
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,016,282	1,016,282
Total Short-Term Investments (cost $4,065,128)		4,065,128

Total Value of Securities—134.62% (cost $92,876,664)		112,000,338
Borrowing Under Line of Credit - (35.46%)		(29,500,000)

Receivables and Other Assets Net of Liabilities — 0.83%		694,512
Net Assets Applicable to 7,611,158 Shares Outstanding—100.00%		$83,194,850
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $20,243,347, which represents 24.33% of the Fund's net assets.

NQ-DDF [8/21] 10/21 (1868528)    7

Schedule of investments
Delaware Investments Dividend and Income Fund, Inc. (Unaudited)
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
ETF – Exchange-Traded Fund
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
USD – US Dollar

8    NQ-DDF [8/21] 10/21 (1868528)